Financial risk management, objectives and policies (Details Narrative) S/ in Thousands	12 Months Ended
	Dec. 31, 2017 PEN (S/) Customer	Dec. 31, 2016 PEN (S/) Customer	Dec. 31, 2015 PEN (S/)
Disclosure of financial assets [line items]
Total financial instruments at fair value	S/ 21,206	S/ 657	S/ 436
Description of market index impact
A decrease of 10% on Lima stock exchange (BVL) market index could have an impact of approximately S/66,000 on the income or equity attributable to the Group, depending on whether or not the decline is significant or prolonged. An increase of 10% in the value of the listed securities would only impact equity but would not have an effect on profit or loss.

Revenue	S/ 1,225,639	S/ 1,240,169	S/ 1,231,015
Customer 6 [Member] | Trade receivables [Member]
Disclosure of financial assets [line items]
Number of customer | Customer	6
Revenue	S/ 3,000
Percentage of entity's	28.00%
Customer 3 [Member] | Trade receivables [Member]
Disclosure of financial assets [line items]
Number of customer | Customer		3
Revenue		S/ 3,000
Percentage of entity's		21.00%
Customer 25 [Member] | Trade receivables [Member]
Disclosure of financial assets [line items]
Number of customer | Customer	25
Revenue	S/ 700
Percentage of entity's	61.00%
Customer 27 [Member] | Trade receivables [Member]
Disclosure of financial assets [line items]
Number of customer | Customer		27
Revenue		S/ 700
Percentage of entity's		68.00%